Other matters (Details) (USD $)	9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Basement Manager [Member]	Dec. 31, 2012 Miami Services [Member]	Jan. 31, 2012 STK-Miami [Member]
Other Matters [Line Items]
Audit settlement amount						$ 43,000
Possible exposure from sales tax audit						390,000
Other expense	(271,447)	4,940,451	4,811,246	(81,790)	374,485		321,000
Interest expense							69,000
Cash consideration received per amended service agreement								$ 5,000,000